Group balance sheet - USD ($) $ in Millions		Jun. 30, 2022	Dec. 31, 2021
Non-current assets [abstract]
Property, plant and equipment		$ 107,151	$ 112,902
Goodwill		11,462	12,373
Intangible assets other than goodwill		6,433	6,451
Investments in joint ventures accounted for using equity method		9,290	9,982
Investments in associates accounted for using equity method	[1]	8,042	21,001
Other non-current financial assets		2,682	2,544
Non-Current, Fixed Assets		145,060	165,253
Non-current loans and receivables		1,097	922
Trade and other non-current receivables		1,155	2,693
Non-current derivative financial assets		8,379	7,006
Non-current prepayments		525	479
Deferred tax assets		4,965	6,410
Non-current net defined benefit asset		11,152	11,919
Non-current assets		172,333	194,682
Current assets [abstract]
Current loans and receivables		282	355
Current inventories		34,257	23,711
Trade and other current receivables		39,114	27,139
Current derivative financial assets		10,180	5,744
Current prepayments		2,581	2,486
Current tax assets, current		290	542
Other current financial assets		130	280
Cash and cash equivalents		33,108	30,681
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners		119,942	90,938
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners		6,858	1,652
Current assets		126,800	92,590
Assets		299,133	287,272
Current liabilities [abstract]
Trade and other current payables		64,015	52,611
Current derivative financial liabilities		19,309	7,565
Accruals classified as current		5,427	5,638
Current lease liabilities		1,735	1,747
Current borrowings and current portion of non-current borrowings		6,479	5,557
Current tax liabilities, current		3,817	1,554
Current provisions		6,154	5,256
Current liabilities other than liabilities included in disposal groups classified as held for sale		106,936	79,928
Liabilities included in disposal groups classified as held for sale		2,571	359
Current liabilities		109,507	80,287
Non-current liabilities [abstract]
Trade and other non-current payables		9,124	10,567
Non-current derivative financial liabilities		12,918	6,356
Accruals classified as non-current		896	968
Non-current lease liabilities		6,321	6,864
Non-current portion of non-current borrowings		46,387	55,619
Deferred tax liabilities		8,360	8,780
Non-current provisions		18,229	19,572
Non-current net defined benefit liability		5,828	7,820
Non-current liabilities		108,063	116,546
Liabilities		217,570	196,833
Assets (liabilities)		81,563	90,439
Equity [abstract]
Equity attributable to owners of parent		66,609	75,463
Non-controlling interests		14,954	14,976
Equity		$ 81,563	$ 90,439

[1]	See Note 1 Basis of preparation - Investment in Rosneft.